Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Cash and cash Equivalents
Cash at bank and in hand	$ 755	$ 893	$ 784
Short-term deposits	4,614	3,938	2,540
Cash and cash equivalents	5,369	4,831	3,324
Unsecured bank overdrafts	(146)	(160)	(152)
Cash and cash equivalents in the cash flow statement	5,223	4,671	3,172		$ 4,924
cash and cash equivalents Insurance solvency, capital and security requirements	1	86	$ 93
Instruments designated at fair value through profit and loss
Cash and cash Equivalents
Cash and cash equivalents	$ 4,186	$ 3,498		$ 1,150